UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21148

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2016

Municipal (EIM)    •    California (EVM)    •     New York (ENX)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2016

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund	2
California Municipal Bond Fund	3
New York Municipal Bond Fund	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Officers and Trustees	35

Important Notices	36

Eaton Vance

Municipal Bond Fund

March 31, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	5.89%	7.03%	12.65%	6.08%
Fund at Market Price	—	9.42	9.34	9.76	5.76
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–6.80%

Distributions[4]
Total Distributions per share for the period					$0.376
Distribution Rate at NAV					5.09%
Taxable-Equivalent Distribution Rate at NAV					8.99%
Distribution Rate at Market Price					5.46%
Taxable-Equivalent Distribution Rate at Market Price					9.65%

% Total Leverage[5]
Residual Interest Bond (RIB) Financing					38.38%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund

March 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	4.89%	6.08%	11.18%	5.00%
Fund at Market Price	—	11.18	10.76	10.40	5.21
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–3.08%

Distributions[4]
Total Distributions per share for the period					$0.342
Distribution Rate at NAV					5.27%
Taxable-Equivalent Distribution Rate at NAV					10.74%
Distribution Rate at Market Price					5.44%
Taxable-Equivalent Distribution Rate at Market Price					11.09%

% Total Leverage[5]
RIB Financing					41.05%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Bond Fund

March 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	5.12%	6.77%	9.73%	5.42%
Fund at Market Price	—	9.61	11.64	8.78	5.35
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–5.75%

Distributions[4]
Total Distributions per share for the period					$0.359
Distribution Rate at NAV					5.04%
Taxable-Equivalent Distribution Rate at NAV					9.77%
Distribution Rate at Market Price					5.34%
Taxable-Equivalent Distribution Rate at Market Price					10.35%

% Total Leverage[5]
RIB Financing					38.84%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Municipal Bond Funds

March 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

5

Eaton Vance

Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 159.6%

Security	Principal Amount (000’s omitted)	Value

Education — 18.2%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$10,771,898
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	16,645,104
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,567,288
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	17,074,350
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,605,464
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	11,123,532
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	17,147,781
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	14,971,500
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,953,000
University of California, 5.25%, 5/15/39	3,730	4,190,767
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	818,597
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,692,000
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	16,680,715
University of Michigan, 5.00%, 4/1/40	25	30,058
University of Michigan, 5.00%, 4/1/40(1)	15,000	18,034,950
University of Nebraska, 5.00%, 7/1/40	20	23,652
University of Nebraska, 5.00%, 7/1/40(1)	11,800	13,954,916

		$177,285,572

Electric Utilities — 2.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,691,710
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	11,223,300
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	3,425	3,917,755
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,381,415

		$23,214,180

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 1.4%
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	$565	$636,009
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	6,545	7,367,576
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	530,086
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	5,000	5,485,100

		$14,018,771

General Obligations — 15.5%
California, 5.00%, 10/1/33	$15	$18,111
California, 5.00%, 10/1/33(1)	18,800	22,698,744
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	9,073,293
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	3,000	3,856,980
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,295,420
Massachusetts, 5.00%, 7/1/35(1)	10,000	12,062,000
Mississippi, 5.00%, 10/1/30(1)	10,000	11,763,100
Mississippi, 5.00%, 10/1/36(1)	12,075	14,038,274
New York, NY, 5.00%, 10/1/32	10,000	11,838,500
Oregon, 5.00%, 8/1/35(1)	6,750	7,834,252
Oregon, 5.00%, 8/1/36	2,000	2,321,260
Pierce County Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,842,200
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,623,125
Washington, 4.00%, 7/1/28(1)	10,000	11,169,300
Washington, 5.00%, 2/1/35(1)	18,250	21,548,140

		$150,982,699

Hospital — 11.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,178,230
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	2,065,625
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,570	12,848,138
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,292,088
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.25%, 11/15/36	7,190	7,416,126

6	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/38	$5,040	$1,712,794
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/41	10,000	2,905,600
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,753,100
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,497,122
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	5,071,296
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32(3)	10,950	12,732,113
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)(2)	12,000	14,054,760
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	5,655	6,355,032
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,806,818
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,986,030

		$108,674,872

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,437,426

		$4,437,426

Insured – Education — 2.2%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$21,230,952

		$21,230,952

Insured – Electric Utilities — 0.9%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$4,905	$5,683,669
Paducah Electric Plant Board, KY, (AGC), 5.25%, 10/1/35	2,735	3,000,568

		$8,684,237

Insured – Escrowed / Prerefunded — 8.5%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,692,150
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	3,185	3,531,751

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	$1,985	$2,201,107
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,534,677
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	11,500	12,518,325
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	8,500	9,386,295
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), Prerefunded to 5/1/18, 5.25%, 5/15/41(1)	2,500	2,730,200
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	12,031,750
Miami-Dade County Educational Facilities Authority, FL, (University of Miami), (AMBAC), (BHAC), Prerefunded to 4/1/17, 5.00%, 4/1/31	7,865	8,209,093
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	2,108,719
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	625	703,550
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	7,215	8,121,781
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,267,549
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	5,795	6,767,575

		$82,804,522

Insured – General Obligations — 8.3%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$38,585
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	14,992,912
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	3,750	5,020,538
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	10,437,222
Frisco Independent School District, TX, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	9,513,513
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	14,382,255
Palm Springs Unified School District, CA, (AGC), 5.00%, 8/1/32	8,955	9,990,377
Port Arthur Independent School District, TX, (AGC), 4.75%, 2/15/38(1)	10,950	11,644,777

7	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Yuma and La Paz Counties Community College District, AZ, (Arizona Western College), (NPFG), 3.75%, 7/1/31	$4,275	$4,287,269

		$80,307,448

Insured – Hospital — 10.2%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,838,555
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,712,580
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	16,051,344
Iowa Finance Authority, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,949,686
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,757,494
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	19,609,983
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,737,063
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,512,664
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,798,686

		$98,968,055

Insured – Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$10,035,900

		$10,035,900

Insured – Lease Revenue / Certificates of Participation — 2.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,035	$1,134,577
San Diego County Water Authority, CA, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	25,938,000

		$27,072,577

Insured – Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$7,966,036
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,847,753

		$15,813,789

Security	Principal Amount (000’s omitted)	Value

Insured – Solid Waste — 0.5%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$2,760	$3,138,010
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/26	1,575	1,782,002

		$4,920,012

Insured – Special Tax Revenue — 5.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$16,035,385
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	13,922,840
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	17,277,900
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	4,470,845

		$51,706,970

Insured – Student Loan — 0.6%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$5,540	$6,101,534

		$6,101,534

Insured – Transportation — 12.8%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$22,780,427
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	2,500	2,953,975
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,174,030
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	2,116,170
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,837,214
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,194,929
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,350,721
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	9,039,419
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	9,099,624
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	8,678,000
Harris County, TX, Toll Road Revenue, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,220,108
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,153,800
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	1,785	2,007,643

8	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	$11,700	$12,734,982
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,119,322
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,282,693
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,117,754
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,294,527
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	635,490
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	19,425,053
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,563,251

		$124,779,132

Insured – Water and Sewer — 7.1%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$2,060	$2,187,720
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	10,683,789
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,631,400
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	10	10,033
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,504,816
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,470,426
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,131,380
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	3,015,252
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,572,214
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,109,170
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,533,686
New York City Municipal Water Finance Authority, NY, (BHAC), 5.75%, 6/15/40(1)	9,500	10,475,745
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,679,511

		$69,005,142

Lease Revenue / Certificates of Participation — 3.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$1,980	$2,299,295
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	10	12,358

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	$16,000	$19,772,480
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,690,700

		$33,774,833

Other Revenue — 2.6%
New York City Transitional Finance Authority, NY, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$12,406,038
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,728,028
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,919,368

		$25,053,434

Senior Living / Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,339,994

		$1,339,994

Special Tax Revenue — 13.5%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30	$20	$24,814
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	12,575	15,602,180
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	23,521,600
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	24,116,174
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	23,359,600
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	15,134,990
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,998,600
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,847,458
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35(3)	12,040	14,051,041

		$131,656,457

Transportation — 14.0%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,205	$3,837,667
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,903,766

9	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,275	$9,269,158
Illinois Toll Highway Authority, 5.00%, 12/1/31	3,375	4,068,495
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,688,600
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	12,170,100
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,835,862
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	5,321,306
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,497,008
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	4,735	5,462,864
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	12,008,930
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,408,734
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,192,600
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	2,915	3,267,657
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	2,590	2,901,085
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	5,000	5,894,600
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	17,092,708
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,655,100
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,408,750

		$135,884,990

Water and Sewer — 14.9%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,803,800
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,132,997
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	25,000	29,410,750
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,340,400
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,193,018
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,178,537
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,196,053
Honolulu City and County, HI, Wastewater System, 5.25%, 7/1/36(1)	9,750	11,342,662
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	11,509,400
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,636,491
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	7,169,008
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,580,763
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,540,115

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	$10,000	$11,857,800
Portland, OR, Water System, 5.00%, 5/1/36	5,385	6,173,364
Texas Water Development Board, 5.00%, 10/15/40	10	11,941
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	18,509,015

		$144,586,114

Total Tax-Exempt Investments — 159.6% (identified cost $1,403,753,304)		$1,552,339,612

Other Assets, Less Liabilities — (59.6)%		$(579,809,303)

Net Assets — 100.0%		$972,530,309

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.4%
Others, representing less than 10% individually	87.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 38.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 13.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

10	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	229	Short	Jun-16	$(37,861,499)	$(37,656,187)	$205,312

						$205,312

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 166.3%

Security	Principal Amount (000’s omitted)	Value

Education — 13.0%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,249,900
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	770	824,685
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	648,362
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,108,110
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,540,990
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	285	322,264
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	792,591
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,849,822
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	2,066,179
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,362,048
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	928,712
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,716,781
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,848,972
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,977,305

		$36,236,721

Electric Utilities — 1.4%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,145,056
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,650	1,839,156

		$3,984,212

Escrowed / Prerefunded — 2.9%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	$1,910	$2,053,097
San Francisco Bay Area Rapid Transit District, (Election of 2004), Prerefunded to 8/1/17, 5.00%, 8/1/35	5,000	5,284,300
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	725	792,374

		$8,129,771

Security	Principal Amount (000’s omitted)	Value

General Obligations — 42.9%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$7,608,837
California, 5.50%, 11/1/35	4,600	5,468,158
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38	20	23,654
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	11,531,325
Desert Community College District, 5.00%, 8/1/37(1)	7,500	9,019,650
Foothill-De Anza Community College District, 5.00%, 8/1/36(1)	10,000	11,567,800
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	8,012,839
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,822,600
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,547,464
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,594,354
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,956,628
San Jose Unified School District, 5.00%, 8/1/32(1)	7,500	9,206,100
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,889,753
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,816,025
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,976,000
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,933,840

		$118,975,027

Hospital — 12.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$2,061,902
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	641,861
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,505	5,002,667
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	2,050,195
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,907,992
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	5,270,272
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,440,032
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,972,750

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	$2,170	$2,206,760
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	4,016,676
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,264,223

		$35,835,330

Insured – Education — 3.2%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,250	$8,916,188

		$8,916,188

Insured – Electric Utilities — 12.7%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$20,668,400
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,389,341
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,181,020
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	3,889,766
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,097,700
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,984,440

		$35,210,667

Insured – Escrowed / Prerefunded — 8.9%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$4,175	$4,433,140
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/34	23,150	8,734,958
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	345	362,799
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	5,705	6,038,857
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), Prerefunded to 9/1/17, 5.00%, 9/1/38	4,750	5,042,837

		$24,612,591

Insured – General Obligations — 13.2%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$3,744,863
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	5,015,610
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,044,286
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,298,850

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
San Juan Unified School District, (AGM), 0.00%, 8/1/21	$5,630	$5,155,729
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,371,827
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,811,954
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,275,570
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,808,748

		$36,527,437

Insured – Hospital — 4.5%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	$10,000	$10,381,000
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,074,840

		$12,455,840

Insured – Lease Revenue / Certificates of Participation — 3.9%
San Diego County Water Authority Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$10,000	$10,807,500

		$10,807,500

Insured – Special Tax Revenue — 5.9%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$608,512
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,370,827
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,958,533
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,319,989

		$16,257,861

Insured – Transportation — 1.5%
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	$1,885	$1,948,770
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,109,013

		$4,057,783

Insured – Water and Sewer — 2.5%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,747,354
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	250	263,703
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,862,420

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	$2,075	$2,086,827

		$6,960,304

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$2,565	$3,003,487

		$3,003,487

Special Tax Revenue — 10.4%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$742,744
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	735,137
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	6,285	7,604,963
San Bernardino County Transportation Authority, 5.25%, 3/1/40	5	5,970
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	12,387,854
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	7,368,500

		$28,845,168

Transportation — 11.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$7,348,510
Long Beach Harbor Revenue, 5.00%, 5/15/27	1,960	2,281,675
Long Beach Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,892,975
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,505,000
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,464,692
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,984,132

		$31,476,984

Water and Sewer — 14.1%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,705,750
Los Angeles Department of Water and Power, Waterworks Revenue, 5.00%, 7/1/39(1)	10,000	11,803,900
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,760,525

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Orange County, Sanitation District Wastewater Revenue, 5.00%, 2/1/35(1)	$10,000	$12,003,000

		$39,273,175

Total Tax-Exempt Investments — 166.3% (identified cost $424,368,061)		$461,566,046

Other Assets, Less Liabilities — (66.3)%		$(183,966,591)

Net Assets — 100.0%		$277,599,455

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 33.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 16.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	100	Short	Jun-16	$(13,122,469)	$(13,039,063)	$83,406
U.S. Long Treasury Bond	79	Short	Jun-16	(13,061,391)	(12,990,563)	70,828

						$154,234

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

15	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 160.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.4%
New York Environmental Facilities Corp., 5.00%, 11/15/33	$5,000	$5,998,950
New York Environmental Facilities Corp., 5.00%, 10/15/39	3,360	3,793,373

		$9,792,323

Education — 29.1%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$234,440
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	121,590
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	230,872
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,553,427
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	232,330
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/20	760	869,516
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,106,113
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	910,280
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	341,355
Madison County Capital Resource Corp., (Colgate University), 5.00%, 7/1/28	550	677,721
Madison County Capital Resource Corp., (Colgate University), 5.00%, 7/1/29	300	366,579
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	472,594
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	264,526
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	11,021,900
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,562,500
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,481,812
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	11,136,500
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,262,000
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	560,385
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	3,026,079

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	$1,175	$1,363,482
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	293,155
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	6,068,055
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,848,011

		$65,005,222

Electric Utilities — 1.6%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,489,343

		$3,489,343

Escrowed / Prerefunded — 1.0%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$2,055	$2,153,147

		$2,153,147

General Obligations — 11.2%
Long Beach City School District, 4.50%, 5/1/26	$4,715	$5,277,830
New York, 5.00%, 2/15/34(1)	7,250	8,335,687
New York City, 5.00%, 8/1/34(1)	8,650	10,275,335
Peekskill, 5.00%, 6/1/35	465	501,893
Peekskill, 5.00%, 6/1/36	490	528,877

		$24,919,622

Hospital — 9.3%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$699,596
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	919,122
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	10,153,992
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,219,755
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	5,890	6,610,052
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	1,010	1,208,960

		$20,811,477

16	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 1.6%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,610,950
New York Mortgage Agency, 3.55%, 10/1/33	995	1,026,502

		$3,637,452

Industrial Development Revenue — 1.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$614,440
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,864,901

		$2,479,341

Insured – Education — 17.9%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$1,249,832
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,090,340
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,633,972
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,713,190
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,650,695
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	3,750	3,965,588
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	9,198,955
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,481,752
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	3,436,027
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,552,160

		$39,972,511

Insured – Electric Utilities — 6.0%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,000	$5,712,200
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,585,204

		$13,297,404

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 4.8%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	$300	$333,609
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	3,835	4,289,102
New York State Housing Finance Agency, (AGM), Prerefunded to 9/15/16, 5.00%, 3/15/37	2,415	2,465,135
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	785	833,882
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	825	876,373
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	905	965,002
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	950	1,012,985

		$10,776,088

Insured – General Obligations — 7.4%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,574,807
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,710,164
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	220,118
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	219,738
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	219,304
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	218,872
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	186,081
Freeport, (AGC), 5.00%, 10/15/20	185	205,729
Freeport, (AGC), 5.00%, 10/15/21	195	216,548
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,216,627
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	873,915
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	918,540
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	5,072,936
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,758,079

		$16,611,458

Insured – Hospital — 2.0%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,580,981

		$4,580,981

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 2.4%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,381,424
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	959,440
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,019,049

		$5,359,913

Insured – Other Revenue — 2.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,464,031

		$4,464,031

Insured-Special Tax Revenue — 1.9%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,175	$2,555,495
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	730,800
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	1,035,654

		$4,321,949

Other Revenue — 11.2%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,590,515
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,572,206
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,864,843
New York Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	12,078,900

		$25,106,464

Special Tax Revenue — 24.2%
Metropolitan Transportation Authority, Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$12,095,900
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,517,200
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1) (2)	1,000	1,183,570
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,799,090
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,730,052
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,723,225

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30(1)	$8,900	$10,986,160

		$54,035,197

Transportation — 15.8%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$4,063,521
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,758,904
Nassau County Bridge Authority, 5.00%, 10/1/40	300	334,305
New York Thruway Authority, 5.00%, 1/1/37	7,280	8,413,423
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,635,200
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	10,982,700

		$35,188,053

Water and Sewer — 5.7%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$891,836
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	591,855
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,179,350
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	10,038,000

		$12,701,041

Total Tax-Exempt Investments — 160.6% (identified cost $326,314,971)		$358,703,017

Other Assets, Less Liabilities — (60.6)%		$(135,345,627)

Net Assets — 100.0%		$223,357,390

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 27.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 13.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $433,570.

18	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Jun-16	$(8,266,703)	$(8,221,875)	$44,828

						$44,828

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Assets and Liabilities (Unaudited)

	March 31, 2016
Assets	Municipal Fund	California Fund	New York Fund
Investments —
Identified cost	$1,403,753,304	$424,368,061	$326,314,971
Unrealized appreciation	148,586,308	37,197,985	32,388,046
Investments, at value	$1,552,339,612	$461,566,046	$358,703,017
Cash	$12,390,663	$4,589,312	$48,751
Restricted cash*	928,000	462,000	205,000
Interest receivable	18,820,930	4,937,042	4,502,185
Receivable for investments sold	—	—	2,250,000
Deferred debt issuance costs	310,651	96,980	21,471
Due from broker for floating rate notes issued	9,600,000	—	—
Total assets	$1,594,389,856	$471,651,380	$365,730,424

Liabilities
Payable for floating rate notes issued	$605,650,000	$193,305,000	$141,825,000
Payable for when-issued securities	13,970,995	—	—
Payable for variation margin on open financial futures contracts	221,844	114,031	48,438
Payable to affiliates:
Investment adviser fee	798,288	238,781	200,743
Interest expense and fees payable	1,014,401	300,540	214,854
Accrued expenses	204,019	93,573	83,999
Total liabilities	$621,859,547	$194,051,925	$142,373,034
Net Assets	$972,530,309	$277,599,455	$223,357,390

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$681,683	$213,912	$156,586
Additional paid-in capital	958,203,607	302,760,817	221,022,853
Accumulated net realized loss	(136,266,136)	(64,885,543)	(32,005,107)
Accumulated undistributed net investment income	1,119,535	2,158,050	1,750,184
Net unrealized appreciation	148,791,620	37,352,219	32,432,874
Net Assets	$972,530,309	$277,599,455	$223,357,390

Common Shares Outstanding	68,168,250	21,391,186	15,658,585

Net Asset Value
Net assets ÷ common shares issued and outstanding	$14.27	$12.98	$14.26

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

20	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2016
Investment Income	Municipal Fund	California Fund	New York Fund
Interest	$31,936,543	$9,273,954	$7,177,229
Total investment income	$31,936,543	$9,273,954	$7,177,229

Expenses
Investment adviser fee	$4,673,097	$1,386,821	$1,175,994
Trustees’ fees and expenses	34,000	12,745	9,991
Custodian fee	174,319	64,849	47,595
Transfer and dividend disbursing agent fees	9,065	8,895	8,935
Legal and accounting services	76,102	48,017	44,184
Printing and postage	37,849	10,261	10,600
Interest expense and fees	1,590,563	504,722	371,846
Miscellaneous	35,490	14,555	14,713
Total expenses	$6,630,485	$2,050,865	$1,683,858

Net investment income	$25,306,058	$7,223,089	$5,493,371

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,628,328	$1,368,581	$122,614
Extinguishment of debt	(797)	(8,868)	—
Financial futures contracts	(3,095,029)	(1,545,807)	(675,767)
Net realized gain (loss)	$10,532,502	$(186,094)	$(553,153)
Change in unrealized appreciation (depreciation) —
Investments	$16,018,872	$5,319,327	$5,571,440
Financial futures contracts	848,016	513,641	185,156
Net change in unrealized appreciation (depreciation)	$16,866,888	$5,832,968	$5,756,596

Net realized and unrealized gain	$27,399,390	$5,646,874	$5,203,443

Net increase in net assets from operations	$52,705,448	$12,869,963	$10,696,814

21	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund
From operations —
Net investment income	$25,306,058	$7,223,089	$5,493,371
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	10,532,502	(186,094)	(553,153)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	16,866,888	5,832,968	5,756,596
Net increase in net assets from operations	$52,705,448	$12,869,963	$10,696,814
Distributions to common shareholders —
From net investment income	$(25,654,440)	$(7,315,786)	$(5,621,401)
Total distributions to common shareholders	$(25,654,440)	$(7,315,786)	$(5,621,401)

Net increase in net assets	$27,051,008	$5,554,177	$5,075,413

Net Assets
At beginning of period	$945,479,301	$272,045,278	$218,281,977
At end of period	$972,530,309	$277,599,455	$223,357,390

Accumulated undistributed net investment income included in net assets
At end of period	$1,119,535	$2,158,050	$1,750,184

22	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund
From operations —
Net investment income	$51,778,676	$14,719,842	$11,207,002
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(4,457,385)	2,286,443	981,677
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(142,512)	(6,262,877)	(2,564,720)
Net increase in net assets from operations	$47,178,779	$10,743,408	$9,623,959
Distributions to common shareholders —
From net investment income	$(52,218,244)	$(14,631,999)	$(11,244,698)
Total distributions to common shareholders	$(52,218,244)	$(14,631,999)	$(11,244,698)
Capital share transactions —
Cost of shares repurchased (See Note 5)	$—	$(87,649)	$(287,318)
Net decrease in net assets from capital share transactions	$—	$(87,649)	$(287,318)

Net decrease in net assets	$(5,039,465)	$(3,976,240)	$(1,908,057)

Net Assets
At beginning of year	$950,518,766	$276,021,518	$220,190,034
At end of year	$945,479,301	$272,045,278	$218,281,977

Accumulated undistributed net investment income included in net assets
At end of year	$1,467,917	$2,250,747	$1,878,214

23	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2016
Cash Flows From Operating Activities	Municipal Fund	California Fund	New York Fund
Net increase in net assets from operations	$52,705,448	$12,869,963	$10,696,814
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(196,046,065)	(48,077,704)	(9,244,720)
Investments sold	218,426,499	39,924,865	5,000
Net amortization/accretion of premium (discount)	(1,449,870)	(142,045)	300,507
Amortization of deferred debt issuance costs	26,677	6,284	3,129
Decrease in restricted cash	—	26,000	—
Decrease (increase) in interest receivable	161,317	227,284	(151,023)
Decrease in receivable for variation margin on open financial futures contracts	128,812	52,250	28,125
Increase in payable for variation margin on open financial futures contracts	221,844	114,031	48,438
Increase in payable to affiliate for investment adviser fee	43,323	15,048	12,053
Decrease in interest expense and fees payable	(107,290)	(31,803)	(5,809)
Decrease in accrued expenses	(11,692)	(28,696)	(32,554)
Net change in unrealized (appreciation) depreciation from investments	(16,018,872)	(5,319,327)	(5,571,440)
Net realized gain from investments	(13,628,328)	(1,368,581)	(122,614)
Net realized loss on extinguishment of debt	797	8,868	—
Net cash provided by (used in) operating activities	$44,452,600	$(1,723,563)	$(4,034,094)

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(25,654,440)	$(7,315,786)	$(5,621,401)
Proceeds from secured borrowings	156,780,000	32,000,000	6,400,000
Repayment of secured borrowings	(148,385,000)	(13,880,000)	—
Decrease in due to custodian	(14,802,497)	(4,491,339)	—
Net cash provided by (used in) financing activities	$(32,061,937)	$6,312,875	$778,599

Net increase (decrease) in cash	$12,390,663	$4,589,312	$(3,255,495)

Cash at beginning of period	$—	$—	$3,304,246

Cash at end of period	$12,390,663	$4,589,312	$48,751

Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$1,671,176	$530,241	$374,526

24	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights

	Municipal Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.870		$13.940	$12.290	$14.100	$12.560	$13.080

Income (Loss) From Operations
Net investment income(1)	$0.371		$0.760	$0.783	$0.768	$0.763	$0.878
Net realized and unrealized gain (loss)	0.405		(0.064)	1.633	(1.812)	1.584	(0.482)

Total income (loss) from operations	$0.776		$0.696	$2.416	$(1.044)	$2.347	$0.396

Less Distributions
From net investment income	$(0.376)		$(0.766)	$(0.766)	$(0.766)	$(0.807)	$(0.916)

Total distributions	$(0.376)		$(0.766)	$(0.766)	$(0.766)	$(0.807)	$(0.916)

Net asset value — End of period	$14.270		$13.870	$13.940	$12.290	$14.100	$12.560

Market value — End of period	$13.300		$12.510	$12.520	$11.560	$14.460	$12.350

Total Investment Return on Net Asset Value(2)	5.89	%(3)	5.69%	21.00%	(7.59)%	19.33%	3.89%

Total Investment Return on Market Value(2)	9.42	%(3)	6.14%	15.44%	(15.17)%	24.45%	(3.87)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$972,530		$945,479	$950,519	$837,447	$960,528	$855,705
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.05	%(5)	1.05%	1.12%	1.15%	1.30%	1.25%
Interest and fee expense(6)	0.33	%(5)	0.38%	0.43%	0.47%	0.48%	0.56%
Total expenses(4)	1.38	%(5)	1.43%	1.55%	1.62%	1.78%	1.81%
Net investment income	5.27	%(5)	5.43%	6.01%	5.67%	5.75%	7.54%
Portfolio Turnover	14	%(3)	5%	9%	18%	17%	18%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

	California Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$12.720		$12.900	$11.510	$12.980	$11.740	$12.610

Income (Loss) From Operations
Net investment income(1)	$0.338		$0.688	$0.700	$0.698	$0.689	$0.801
Net realized and unrealized gain (loss)	0.264		(0.184)	1.326	(1.514)	1.282	(0.822)

Total income (loss) from operations	$0.602		$0.504	$2.026	$(0.816)	$1.971	$(0.021)

Less Distributions
From net investment income	$(0.342)		$(0.684)	$(0.657)	$(0.654)	$(0.731)	$(0.849)

Total distributions	$(0.342)		$(0.684)	$(0.657)	$(0.654)	$(0.731)	$(0.849)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$0.000 (2)	$0.021	$—	$—	$—

Net asset value — End of period	$12.980		$12.720	$12.900	$11.510	$12.980	$11.740

Market value — End of period	$12.580		$11.630	$11.350	$10.330	$12.650	$12.270

Total Investment Return on Net Asset Value(3)	4.89	%(4)	4.46%	18.96%	(6.18)%	17.34%	0.48%

Total Investment Return on Market Value(3)	11.18	%(4)	8.55%	16.62%	(13.60)%	9.42%	(0.43)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$277,599		$272,045	$276,022	$250,407	$282,353	$255,294
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.12	%(6)	1.11%	1.16%	1.22%	1.25%	1.42%
Interest and fee expense(7)	0.37	%(6)	0.40%	0.42%	0.46%	0.48%	0.57%
Total expenses(5)	1.49	%(6)	1.51%	1.58%	1.68%	1.73%	1.99%
Net investment income	5.24	%(6)	5.36%	5.75%	5.56%	5.57%	7.20%
Portfolio Turnover	7	%(4)	7%	7%	22%	27%	21%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

	New York Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.940		$14.040	$12.740	$14.460	$13.170	$13.610

Income (Loss) From Operations
Net investment income(1)	$0.351		$0.716	$0.752	$0.735	$0.728	$0.797
Net realized and unrealized gain (loss)	0.328		(0.100)	1.219	(1.767)	1.308	(0.412)

Total income (loss) from operations	$0.679		$0.616	$1.971	$(1.032)	$2.036	$0.385

Less Distributions
From net investment income	$(0.359)		$(0.718)	$(0.690)	$(0.688)	$(0.746)	$(0.825)

Total distributions	$(0.359)		$(0.718)	$(0.690)	$(0.688)	$(0.746)	$(0.825)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$0.002	$0.019	$—	$—	$—

Net asset value — End of period	$14.260		$13.940	$14.040	$12.740	$14.460	$13.170

Market value — End of period	$13.440		$12.600	$12.330	$11.540	$14.660	$13.450

Total Investment Return on Net Asset Value(2)	5.12	%(3)	5.07%	16.72%	(7.16)%	15.87%	3.37%

Total Investment Return on Market Value(2)	9.61	%(3)	8.14%	13.16%	(17.05)%	15.03%	2.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$223,357		$218,282	$220,190	$202,452	$229,792	$209,003
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.18	%(5)	1.20%	1.22%	1.21%	1.22%	1.39%
Interest and fee expense(6)	0.34	%(5)	0.37%	0.40%	0.42%	0.43%	0.52%
Total expenses(4)	1.52	%(5)	1.57%	1.62%	1.63%	1.65%	1.91%
Net investment income	4.96	%(5)	5.11%	5.65%	5.29%	5.29%	6.37%
Portfolio Turnover	1	%(3)	5%	7%	12%	17%	29%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund, Eaton Vance California Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund, (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of March 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund

28

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 7) at March 31, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund	California Fund	New York Fund

Floating Rate Notes Outstanding	$605,650,000	$193,305,000	$141,825,000
Interest Rate or Range of Interest Rates (%)	0.43 - 0.90	0.43 - 0.45	0.30 - 0.45
Collateral for Floating Rate Notes Outstanding	$813,335,848	$261,407,788	$186,728,656

For the six months ended March 31, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund	California Fund	New York Fund

Average Floating Rate Notes Outstanding	$598,747,322	$188,956,694	$141,545,219
Average Interest Rate	0.53%	0.53%	0.53%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2016.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

29

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts have been recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this

30

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund	California Fund	New York Fund

September 30, 2016	$6,857,645	$533,889	$—
September 30, 2017	18,034,628	4,562,453	7,946,914
September 30, 2018	56,183,712	23,169,615	8,909,352
September 30, 2019	16,458,561	7,665,268	6,463,209

Total capital loss carryforwards	$97,534,546	$35,931,225	$23,319,475

Deferred capital losses:
Short-term	$31,142,295	$9,137,773	$4,116,551
Long-term	$22,169,690	$20,133,006	$4,059,072

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

	Municipal Fund	California Fund	New York Fund

Aggregate cost	$793,397,120	$231,088,402	$184,601,017

Gross unrealized appreciation	$155,594,772	$38,367,959	$33,251,049
Gross unrealized depreciation	(2,302,280)	(1,195,315)	(974,049)

Net unrealized appreciation	$153,292,492	$37,172,644	$32,277,000

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. Pursuant to the investment advisory agreement for New York Fund, the fee is computed at an annual rate of 0.65% of its average weekly gross assets. Pursuant to the investment advisory agreement and a subsequent fee reduction agreement between each of Municipal Fund and California Fund and EVM, the fee is calculated at an annual rate of 0.60% of each Fund’s average weekly gross assets. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund. Pursuant to a fee reduction agreement between each Fund and EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Fund. The investment adviser fee is payable monthly. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2016, the investment adviser fees were as follows:

	Municipal Fund	California Fund	New York Fund

Investment Adviser Fee	$4,673,097	$1,386,821	$1,175,994

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

31

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2016 were as follows:

	Municipal Fund	California Fund	New York Fund

Purchases	$210,017,060	$48,077,704	$9,244,720
Sales	$218,426,499	$31,915,315	$2,255,000

5  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Funds for the six months ended March 31, 2016 and the year ended September 30, 2015.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2016. During the year ended September 30, 2015, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Year Ended September 30, 2015
	Municipal Fund	California Fund	New York Fund

Common shares repurchased	—	7,500	23,000
Cost, including brokerage commissions, of common shares repurchased	—	$87,649	$287,318
Average price per share	—	$11.69	$12.49
Weighted average discount per share to NAV	—	9.90%	11.61%

6  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2016 is included in the Portfolio of Investments. At March 31, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2016 were as follows:

	Municipal Fund		California Fund		New York Fund

Asset Derivative:
Futures Contracts	$205,312	(1)	$154,234	(1)	$44,828	(1)

Total	$205,312		$154,234		$44,828

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2016 was as follows:

	Municipal Fund		California Fund		New York Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(3,095,029	)(1)	$(1,545,807	)(1)	$(675,767	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$848,016	(2)	$513,641	(2)	$185,156	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2016, which are indicative of the volume of this derivative type, were approximately as follows:

	Municipal Fund	California Fund	New York Fund

Average Notional Amount:

Futures Contracts — Short	$36,001,000	$25,219,000	$7,861,000

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$1,552,339,612	$—	$1,552,339,612

Total Investments	$—	$1,552,339,612	$—	$1,552,339,612

Futures Contracts	$205,312	$—	$—	$205,312

Total	$205,312	$1,552,339,612	$—	$1,552,544,924

33

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$461,566,046	$—	$461,566,046

Total Investments	$—	$461,566,046	$—	$461,566,046

Futures Contracts	$154,234	$—	$—	$154,234

Total	$154,234	$461,566,046	$—	$461,720,280

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$358,703,017	$—	$358,703,017

Total Investments	$—	$358,703,017	$—	$358,703,017

Futures Contracts	$44,828	$—	$—	$44,828

Total	$44,828	$358,703,017	$—	$358,747,845

The Funds held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

34

Eaton Vance

Municipal Bond Funds

March 31, 2016

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2016, Fund records indicate that there are 152, 28 and 41 registered shareholders for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively, and approximately 23,695, 5,071 and 4,352 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund	EIM
California Municipal Bond Fund	EVM
New York Municipal Bond Fund	ENX

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7727 3.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 16, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 16, 2016